Intangible assets and goodwill	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [Abstract]
Intangible assets and goodwill

28.  Intangible assets and goodwill

a)   Change in intangible assets and goodwill by class

	R$ thousand
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2017	4,945,313	4,051,898	3,790,418	3,358,689	32,989	16,179,307
Additions/(reductions)	630,755	1,859,905	1,198,396	-	(5,146)	3,683,910
Impairment (2)	-	(162)	(386,265)	-	-	(386,427)
Amortization	-	(1,116,505)	(1,361,269)	(864,686)	(5,782)	(3,348,242)
Balance on December 31, 2018	5,576,068	4,795,136	3,241,280	2,494,003	22,061	16,128,548
Additions/(reductions)	7,134	1,525,833	1,195,049	(43,589)	11,640	2,696,067
Impairment (2)	(255,301)	(519,749)	(196,533)	-	-	(971,583)
Amortization	-	(1,313,322)	(1,112,408)	(697,655)	(5,000)	(3,128,385)
Balance on December 31, 2019	5,327,901	4,487,898	3,127,388	1,752,759	28,701	14,724,647

(1) Rate of amortization: acquisition of banking rights - in accordance with contract agreement; software - 20%; Customer portfolio - up to 20%; and others - 20%; and

(2) Impairment losses were recognized in the consolidated statement of income, within “Other operating income/(expenses)”.

b)  Composition of goodwill by segment

	R$ thousand
	On December 31
	2019	2018
Banking	4,835,518	5,083,686
Insurance	492,382	492,382
Total	5,327,900	5,576,068

The Cash Generation Units allocated to the banking segment and the insurance, pension and capitalization bonds segment are tested annually for impairment of goodwill. We did not incur any goodwill impairment losses in 2019, 2018 and 2017.

The recoverable amount from the Banking Segment has been determined based on a value-in-use calculation. The calculation uses cash-flow projections based on financial budgets approved by Management, with a terminal growth rate of 6.6% p.a. (2018 - 6.9% p.a.). The forecast cash flows have been discounted at a rate of 11.5% p.a. (2018 - 12.0% p.a.).

The key assumptions described above may change as economic and market conditions change. The Organization estimates that reasonably possible changes in these assumptions within the current economic environment are not expected to cause the recoverable amount of either unit to decline below the carrying amount.